DIVESTITURES	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
DIVESTITURES	DIVESTITURES
During 2023, the Company completed the divestiture of an infrastructure/utility operating company in the Specialty Services segment (the "Operating Company"). The Company received $38 in cash for the sale. During the year ended December 31, 2023, the Company recorded an impairment charge of $12 in selling, general, and administrative expenses in the consolidated statements of operating related to impairment of goodwill, intangible assets, and other assets of the Operating Company.